PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES (Details Textual) $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CLP ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Brazil
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Civil lawsuits payable	$ 6,702				$ 3,673	$ 25,098
Forestal Arauco S.A. [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Area of land Under Possession	1,856 hectares	1,856 hectares	1,856 hectares
Amount Of Contractual Arbitration Procedure	$ 26,926
Amount of renewables	23,000
Arauco Argentina S.A. [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Provision Of Export Duties	23,821
Forestal Cholguan S.A [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Compensation for damages sought value	10,719	$ 9,723,900,000
Arauco Industria de Mexico, S.A.de C.V. [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Amount Of Tax Deduction And Tax Losses	26,872		$ 482,355,911
Provision Of Tax	5,425			$ 97,384,407
Forestal Arauco SA Celulosa Arauco y Constituction SA and Maderas Arauco SA [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Compensation for damages sought value	634	575,000,000
Compensation sought for loss of profit value	12,335	11,189,270,050
Payment Of Consequential Damages	12,335	11,189,270,050
Compensation Sought For Non Monetary Damages Value	$ 5,195	$ 5,000,000,000